Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income II Portfolio

March 31, 2021

VIPFLI-II-QTLY-0521
1.830295.115

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	20,590	$960,502
VIP Equity-Income Portfolio Investor Class (a)	39,650	995,205
VIP Growth & Income Portfolio Investor Class (a)	47,280	1,137,084
VIP Growth Portfolio Investor Class (a)	10,540	984,114
VIP Mid Cap Portfolio Investor Class (a)	6,541	278,272
VIP Value Portfolio Investor Class (a)	40,114	729,679
VIP Value Strategies Portfolio Investor Class (a)	22,764	357,169
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,352,971)		5,442,025

International Equity Funds - 19.5%
VIP Emerging Markets Portfolio Investor Class (a)	223,556	3,279,567
VIP Overseas Portfolio Investor Class (a)	122,653	3,198,783
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,424,403)		6,478,350

Bond Funds - 48.9%
Fidelity Inflation-Protected Bond Index Fund (a)	287,046	3,120,191
Fidelity Long-Term Treasury Bond Index Fund (a)	60,437	830,408
VIP High Income Portfolio Investor Class (a)	127,079	667,166
VIP Investment Grade Bond Portfolio Investor Class (a)	870,826	11,686,483
TOTAL BOND FUNDS
(Cost $15,366,827)		16,304,248

Short-Term Funds - 15.3%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $5,084,165)	5,084,165	5,084,165
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $28,228,366)		33,308,788
NET OTHER ASSETS (LIABILITIES) - 0.0%		3
NET ASSETS - 100%		$33,308,791

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$3,191,676	$119,658	$142,886	$114	$(338)	$(47,919)	$3,120,191
Fidelity Long-Term Treasury Bond Index Fund	788,736	197,345	34,822	4,129	(2,423)	(118,428)	830,408
VIP Contrafund Portfolio Investor Class	996,419	66,392	75,825	47,064	3,219	(29,703)	960,502
VIP Emerging Markets Portfolio Investor Class	3,372,012	189,976	288,943	132,766	44,797	(38,275)	3,279,567
VIP Equity-Income Portfolio Investor Class	1,051,244	65,339	178,083	34,874	10,841	45,864	995,205
VIP Government Money Market Portfolio Investor Class 0.01%	5,221,605	82,939	220,379	123	--	--	5,084,165
VIP Growth & Income Portfolio Investor Class	1,197,856	74,017	226,574	36,303	51,471	40,314	1,137,084
VIP Growth Portfolio Investor Class	1,015,289	130,787	71,286	120,646	19,359	(110,035)	984,114
VIP High Income Portfolio Investor Class	683,019	8,552	21,832	5,661	(50)	(2,523)	667,166
VIP Investment Grade Bond Portfolio Investor Class	11,960,591	762,805	516,950	175,607	(8,496)	(511,467)	11,686,483
VIP Mid Cap Portfolio Investor Class	290,376	2,675	44,184	1,107	11,760	17,645	278,272
VIP Overseas Portfolio Investor Class	3,317,040	183,175	255,387	100,533	14,905	(60,950)	3,198,783
VIP Value Portfolio Investor Class	769,693	18,839	161,811	1,822	35,043	67,915	729,679
VIP Value Strategies Portfolio Investor Class	376,355	4,658	82,000	594	12,627	45,529	357,169
Total	$34,231,911	$1,907,157	$2,320,962	$661,343	$192,715	$(702,033)	$33,308,788

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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